SCHEDULE II-VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Mar. 31, 2011
SCHEDULE II-VALUATION AND QUALIFYING ACCOUNTS

NTT DOCOMO, INC. AND SUBSIDIARIES

FINANCIAL STATEMENT SCHEDULE

YEARS ENDED MARCH 31, 2009, 2010 and 2011

SCHEDULE II—VALUATION AND QUALIFYING ACCOUNTS

	Millions of yen
	Balance at beginning of year	Charged to expenses	Deductions*	Balance at end of year
2009
Allowance for doubtful accounts	¥16,501	¥9,898	¥(9,977)	¥16,422
2010
Allowance for doubtful accounts	¥16,422	¥13,990	¥(10,732)	¥19,680
2011
Allowance for doubtful accounts	¥19,680	¥13,745	¥(14,286)	¥19,139
* Amounts written off.

	Millions of yen
	Balance at beginning of year	Charged to expenses	Deductions	Balance at end of year
2009
Valuation allowance for deferred tax assets	¥348	¥103	¥(0)	¥451
2010
Valuation allowance for deferred tax assets	¥451	¥806	¥(0)	¥1,257
2011
Valuation allowance for deferred tax assets	¥1,257	¥1,090	¥(9)	¥2,338